TANGIBLE ASSETS - Reconciliation of Property, Plant and Equipment (Details)		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Nov. 04, 2022 USD ($) oz	Jan. 18, 2022 USD ($)	Jan. 18, 2022 $ / shares	Jan. 17, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	[1]	$ 3,493,000,000	$ 2,917,000,000
Additions
Impairment and derecognition of assets		279,000,000
Ending balance		4,209,000,000	3,493,000,000	[1]	$ 2,917,000,000	[1]
Assets pledged as security		$ 7,000,000	$ 6,000,000		$ 7,000,000
Capitalisation rate of borrowing costs eligible for capitalisation		4.53%	4.96%		4.52%
Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 33,000,000	$ 33,000,000		$ (5,000,000)
Additions
Ending balance			33,000,000		33,000,000
Corvus Gold Inc.
Additions
Percentage of voting equity interests acquired								80.50%
Consideration transferred per share (in USD per share) | $ / shares									$ 4.10
Consideration transferred								$ 460,000,000
Non-cash consideration										$ 95,000,000
Non-cash consideration for investment held prior to acquisition										$ 80,000,000
Percentage of ownership interest held before acquisition										19.50%
Foreign exchange rate | $ / shares									1.26
Cash consideration transferred								$ 365,000,000
Couer Sterling
Additions
Cash consideration transferred							$ 150,000,000
Mineral resources (in ounces) | oz							914,000
Contingent consideration							$ 50,000,000
Contingent consideration, mineral resources (in ounces) | oz							3,500,000
Mineral rights and dumps							$ 154,000,000
Rehabilitation provisions							$ 2,000,000
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,494,000,000	1,206,000,000
Additions
Impairment and derecognition of assets		109,000,000
Ending balance		1,684,000,000	1,494,000,000		1,206,000,000
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		969,000,000	1,023,000,000
Additions
Impairment and derecognition of assets		146,000,000
Ending balance		1,053,000,000	969,000,000		1,023,000,000
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		26,000,000	32,000,000
Additions
Impairment and derecognition of assets		16,000,000
Ending balance		615,000,000	26,000,000		32,000,000
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		5,000,000	4,000,000
Additions
Ending balance		5,000,000	5,000,000		4,000,000
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		873,000,000	540,000,000
Additions
Ending balance		731,000,000	873,000,000		540,000,000
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		126,000,000	112,000,000
Additions
Impairment and derecognition of assets		8,000,000
Ending balance		121,000,000	126,000,000		112,000,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		9,654,000,000	9,153,000,000		10,131,000,000
Additions
- project capital		378,000,000	392,000,000		369,000,000
- stay-in-business capital		650,000,000	635,000,000		370,000,000
Finance costs capitalised		2,000,000	14,000,000		17,000,000
Acquisition of assets		614,000,000
Disposals		(16,000,000)	(30,000,000)		(27,000,000)
Transfers and other movements		(84,000,000)	(389,000,000)		(1,883,000,000)
Translation		(133,000,000)	(121,000,000)		176,000,000
Ending balance		11,065,000,000	9,654,000,000		9,153,000,000
Cost | Adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		33,000,000	33,000,000
Additions
Ending balance			33,000,000		33,000,000
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,698,000,000	4,325,000,000		5,001,000,000
Additions
- project capital		121,000,000	68,000,000		64,000,000
- stay-in-business capital		286,000,000	274,000,000		180,000,000
Finance costs capitalised		0	0		0
Acquisition of assets		0
Disposals		(2,000,000)	(2,000,000)		(1,000,000)
Transfers and other movements		290,000,000	140,000,000		(1,076,000,000)
Translation		(120,000,000)	(107,000,000)		157,000,000
Ending balance		5,273,000,000	4,698,000,000		4,325,000,000
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		3,734,000,000	3,953,000,000		3,776,000,000
Additions
- project capital		0	0		0
- stay-in-business capital		8,000,000	17,000,000		8,000,000
Finance costs capitalised		0	0		0
Acquisition of assets		0
Disposals		(14,000,000)	(23,000,000)		(26,000,000)
Transfers and other movements		379,000,000	(207,000,000)		186,000,000
Translation		(8,000,000)	(6,000,000)		9,000,000
Ending balance		4,099,000,000	3,734,000,000		3,953,000,000
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		185,000,000	188,000,000		881,000,000
Additions
- project capital		0	0		0
- stay-in-business capital		0	0		1,000,000
Finance costs capitalised		0	0		0
Acquisition of assets		614,000,000
Disposals		0	0		0
Transfers and other movements		0	0		(699,000,000)
Translation		(4,000,000)	(3,000,000)		5,000,000
Ending balance		795,000,000	185,000,000		188,000,000
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		12,000,000	9,000,000		7,000,000
Additions
- project capital		1,000,000	5,000,000		1,000,000
- stay-in-business capital		0	0		0
Finance costs capitalised		0	0		0
Acquisition of assets		0
Disposals		0	0		0
Transfers and other movements		(1,000,000)	(2,000,000)		2,000,000
Translation		0	0		(1,000,000)
Ending balance		12,000,000	12,000,000		9,000,000
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		899,000,000	566,000,000		400,000,000
Additions
- project capital		255,000,000	300,000,000		284,000,000
- stay-in-business capital		355,000,000	344,000,000		179,000,000
Finance costs capitalised		2,000,000	14,000,000		17,000,000
Acquisition of assets		0
Disposals		0	0		0
Transfers and other movements		(753,000,000)	(320,000,000)		(320,000,000)
Translation		(1,000,000)	(5,000,000)		6,000,000
Ending balance		757,000,000	899,000,000		566,000,000
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		126,000,000	112,000,000		66,000,000
Additions
- project capital		1,000,000	19,000,000		20,000,000
- stay-in-business capital		1,000,000	0		2,000,000
Finance costs capitalised		0	0		0
Acquisition of assets		0
Disposals		0	(5,000,000)		0
Transfers and other movements		1,000,000	0		24,000,000
Translation		0	0		0
Ending balance		129,000,000	126,000,000		112,000,000
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(6,161,000,000)	(6,236,000,000)		(7,544,000,000)
Additions
Disposals		15,000,000	23,000,000		26,000,000
Transfers and other movements		(34,000,000)	(390,000,000)		(1,940,000,000)
Translation		(95,000,000)	(85,000,000)		128,000,000
Amortisation for the year		557,000,000	417,000,000		530,000,000
Impairment and derecognition of assets		282,000,000	6,000,000		0
Ending balance		(6,856,000,000)	(6,161,000,000)		(6,236,000,000)
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(3,204,000,000)	(3,119,000,000)		(3,866,000,000)
Additions
Disposals		1,000,000	1,000,000		1,000,000
Transfers and other movements		(11,000,000)	(79,000,000)		(1,208,000,000)
Translation		(86,000,000)	(78,000,000)		117,000,000
Amortisation for the year		374,000,000	243,000,000		345,000,000
Impairment and derecognition of assets		109,000,000	0
Ending balance		(3,589,000,000)	(3,204,000,000)		(3,119,000,000)
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(2,765,000,000)	(2,930,000,000)		(2,803,000,000)
Additions
Disposals		14,000,000	22,000,000		25,000,000
Transfers and other movements		(23,000,000)	(311,000,000)		(33,000,000)
Translation		(5,000,000)	(4,000,000)		6,000,000
Amortisation for the year		174,000,000	166,000,000		179,000,000
Impairment and derecognition of assets		149,000,000	6,000,000
Ending balance		(3,046,000,000)	(2,765,000,000)		(2,930,000,000)
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(159,000,000)	(156,000,000)		(846,000,000)
Additions
Disposals		0	0		0
Transfers and other movements		0	0		(699,000,000)
Translation		(3,000,000)	(3,000,000)		4,000,000
Amortisation for the year		8,000,000	6,000,000		5,000,000
Impairment and derecognition of assets		16,000,000	0
Ending balance		(180,000,000)	(159,000,000)		(156,000,000)
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(7,000,000)	(5,000,000)		(4,000,000)
Additions
Disposals		0	0		0
Transfers and other movements		0	0		0
Translation		(1,000,000)	0		0
Amortisation for the year		1,000,000	2,000,000		1,000,000
Impairment and derecognition of assets		0	0
Ending balance		(7,000,000)	(7,000,000)		(5,000,000)
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(26,000,000)	(26,000,000)		(25,000,000)
Additions
Disposals		0	0		0
Transfers and other movements		0	0		0
Translation		0	0		1,000,000
Amortisation for the year		0	0		0
Impairment and derecognition of assets		0	0
Ending balance		(26,000,000)	(26,000,000)		(26,000,000)
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0		0
Additions
Disposals		0	0		0
Transfers and other movements		0	0		0
Translation		0	0		0
Amortisation for the year		0	0		0
Impairment and derecognition of assets		8,000,000	0
Ending balance		$ (8,000,000)	$ 0		$ 0

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.